Shareholder Report, Line Graph (Details) WE0000000002531A_Dimensional US Large Cap Vector ETF_Single_TSR Annual {Single} - USD ($)			12 Months Ended
	Oct. 31, 2024	Nov. 01, 2023	Oct. 31, 2025
Dimensional US Large Cap Vector ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Dimensional US Large Cap Vector ETF – NAV
Accumulated Value	$ 13,022	$ 10,000	$ 14,873
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Index
Accumulated Value	$ 13,670	$ 10,000	$ 16,559